UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5582

                            OPPENHEIMER CASH RESERVES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JULY

                      Date of reporting period: 07/31/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

NOTES
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT
WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                          8 | OPPENHEIMER CASH RESERVES

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of


                          9 | OPPENHEIMER CASH RESERVES

FUND EXPENSES
--------------------------------------------------------------------------------

the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                BEGINNING        ENDING           EXPENSES
                                ACCOUNT          ACCOUNT          PAID DURING
                                VALUE            VALUE            6 MONTHS ENDED
                                (2/1/06)         (7/31/06)        JULY 31, 2006
--------------------------------------------------------------------------------
Class A Actual                  $ 1,000.00       $ 1,019.90       $ 4.88
--------------------------------------------------------------------------------
Class A Hypothetical              1,000.00         1,019.97         4.88
--------------------------------------------------------------------------------
Class B Actual                    1,000.00         1,018.80         5.97
--------------------------------------------------------------------------------
Class B Hypothetical              1,000.00         1,018.89         5.97
--------------------------------------------------------------------------------
Class C Actual                    1,000.00         1,018.40         6.38
--------------------------------------------------------------------------------
Class C Hypothetical              1,000.00         1,018.50         6.38
--------------------------------------------------------------------------------
Class N Actual                    1,000.00         1,018.50         6.31
--------------------------------------------------------------------------------
Class N Hypothetical              1,000.00         1,018.56         6.31

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2006 are as follows:

CLASS           EXPENSE RATIOS
------------------------------
Class A             0.97%
------------------------------
Class B             1.19
------------------------------
Class C             1.27
------------------------------
Class N             1.26

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager, Distributor and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                         10 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  July 31, 2006
--------------------------------------------------------------------------------

                                               PRINCIPAL                VALUE
                                                  AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--18.7%
-------------------------------------------------------------------------------
Abbey National
Treasury Services:
5.245%, 8/14/06                          $    15,000,000      $    15,000,000
5.30%, 8/11/06                                 5,000,000            5,000,000
-------------------------------------------------------------------------------
Bank of Montreal,
Chicago, 5.38%, 9/5/06                        11,300,000           11,300,000
-------------------------------------------------------------------------------
Barclays Bank plc,
New York:
5.44%, 9/25/06                                 5,000,000            5,000,000
5.455%, 10/16/06                               8,500,000            8,500,000
5.46%, 10/18/06                                9,500,000            9,500,000
-------------------------------------------------------------------------------
BNP Paribas,
New York,
5.295%, 7/2/07 1                              10,000,000            9,997,657
-------------------------------------------------------------------------------
Calyon, New York:
5.175%, 8/4/06                                 8,000,000            8,000,000
5.29%, 7/2/07 1                               15,000,000           14,994,317
-------------------------------------------------------------------------------
Canadian Imperial
Bank of
Commerce NY,
5.215%, 8/14/06                               17,000,000           17,000,000
-------------------------------------------------------------------------------
Citibank NA:
5.415%, 9/22/06                               10,000,000           10,000,000
5.435%, 9/25/06                                5,000,000            5,000,000
-------------------------------------------------------------------------------
Lloyds TSB Bank plc,
New York, 5.355%,
9/14/06                                        3,000,000            3,000,000
-------------------------------------------------------------------------------
Royal Bank of Canada,
New York:
5.19%, 8/9/06                                  5,000,000            5,000,000
5.355%, 8/29/06                               10,000,000           10,000,000
-------------------------------------------------------------------------------
Skandinaviska Enskilda
Banken, New York,
5.296%, 10/3/06 1                              5,000,000            4,999,828
-------------------------------------------------------------------------------
Toronto Dominion
Bank, New York,
5.335%, 9/15/06                                7,000,000            7,000,000
-------------------------------------------------------------------------------
UBS AG Stamford CT,
5.34%, 8/21/06                                15,000,000           15,000,000
-------------------------------------------------------------------------------
Wells Fargo Bank NA:
5.20%, 8/9/06                                 20,000,000           20,000,000
5.34%, 8/16/06                                 3,000,000            3,000,000
                                                              -----------------
Total Certificates
of Deposit (Cost $187,291,802)                                    187,291,802

                                               PRINCIPAL                VALUE
                                                  AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--24.0%
-------------------------------------------------------------------------------
AB SPINTAB:
5.14%, 8/15/06                           $     6,000,000      $     5,988,007
5.32%, 9/13/06                                 4,500,000            4,471,405
5.335%, 9/19/06                               10,000,000            9,927,385
5.34%, 9/5/06                                  8,000,000            7,958,467
-------------------------------------------------------------------------------
Bank of America NA:
5.30%, 9/11/06                                15,000,000           15,000,000
5.37%, 9/14/06                                 3,000,000            3,000,000
5.415%, 9/15/06                                8,500,000            8,500,000
-------------------------------------------------------------------------------
Barclays US Funding
Corp., 5.09%, 8/7/06                          10,000,000            9,991,517
-------------------------------------------------------------------------------
BNP Paribas Finance,
Inc., 5.13%, 8/7/06                            4,000,000            3,996,580
-------------------------------------------------------------------------------
Danske Corp.:
5.10%, 8/8/06 2                                3,000,000            2,997,025
5.39%, 9/25/06 2                              10,000,000            9,917,653
-------------------------------------------------------------------------------
Governor & Co. of the
Bank of Ireland:
5.135%, 8/7/06 2                              10,000,000            9,991,442
5.14%, 11/22/06 2                             10,000,000            9,838,661
-------------------------------------------------------------------------------
HBOS Treasury
Services:
5.20%, 9/8/06                                 13,000,000           12,928,644
5.225%, 9/15/06                               10,000,000            9,934,688
5.295%, 9/19/06                                4,000,000            3,971,172
-------------------------------------------------------------------------------
Nationwide Building
Society, 5.315%,
9/20/06 2                                      5,000,000            4,963,090
-------------------------------------------------------------------------------
Nordea North
America, Inc.:
5.11%, 8/2/06                                 10,000,000            9,998,581
5.165%, 8/14/06                               10,000,000            9,981,349
5.31%, 8/22/06                                 7,500,000            7,476,769
-------------------------------------------------------------------------------
Rabobank USA
Financial Corp., 5.14%,
11/20/06                                       7,800,000            7,676,383
-------------------------------------------------------------------------------
Societe Generale
North America:
5.335%, 9/1/06                                13,500,000           13,437,981
5.38%, 10/10/06                                7,300,000            7,223,634
-------------------------------------------------------------------------------
Stadshypotek
Delaware, Inc., 5.31%,
8/8/06 2                                      24,000,000           23,975,267


                         11 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                               PRINCIPAL                VALUE
                                                  AMOUNT           SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Svenska
Handelsbanken, Inc.,
Series S, 5.34%, 8/31/06                 $     5,000,000      $     4,977,750
-------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC:
5.32%, 8/21/06                                 3,600,000            3,589,360
5.325%, 8/24/06                               15,000,000           14,948,969
-------------------------------------------------------------------------------
Westpac Banking
Corp., 5.10%, 8/8/06 2                         3,100,000            3,096,926
                                                              -----------------
Total Direct Bank
Obligations (Cost $239,758,705)                                   239,758,705

-------------------------------------------------------------------------------
LETTERS OF CREDIT--0.8%
-------------------------------------------------------------------------------
Suntrust Bank,
guaranteeing
commercial paper of
NATC California
LLC, 5.42%, 10/13/06
(Cost $7,912,076)                              8,000,000            7,912,076

-------------------------------------------------------------------------------
SHORT-TERM NOTES--56.7%
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--23.1%
Barton Capital Corp.,
5.16%, 8/3/06 2                               15,000,000           14,995,700
-------------------------------------------------------------------------------
Cancara Asset
Securitization LLC:
5.29%, 8/11/06 2                               9,800,000            9,785,599
5.36%, 9/1/06 2                                7,480,000            7,445,476
-------------------------------------------------------------------------------
Fairway Finance Corp.:
5.26%, 8/1/06 2                               11,000,000           11,000,000
5.305%, 9/14/06 2                              9,000,000            8,941,645
-------------------------------------------------------------------------------
FCAR Owner Trust I,
5.33%, 9/15/06                                 7,000,000            6,953,363
-------------------------------------------------------------------------------
Gemini Securitization
Corp.:
5.30%, 8/16/06 2                               6,300,000            6,286,088
5.36%, 9/7/06 2                                8,000,000            7,955,929
5.40%, 10/16/06 2                             10,000,000            9,886,000
-------------------------------------------------------------------------------
Gotham Funding
Corp.,
5.31%, 8/4/06 2                               13,000,000           12,994,248
-------------------------------------------------------------------------------
GOVCO, Inc., 5.33%,
8/17/06 2                                     26,000,000           25,938,409

                                               PRINCIPAL                VALUE
                                                  AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Kitty Hawk Funding
Corp., 5.32%, 8/16/06 2                  $     5,000,000      $     4,988,917
-------------------------------------------------------------------------------
Legacy Capital Co.
LLC:
5.30%, 8/16/06                                 5,000,000            4,988,958
5.315%, 9/15/06                                8,500,000            8,443,528
-------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC,
5.30%, 8/9/06 2                                4,500,000            4,494,700
-------------------------------------------------------------------------------
Neptune Funding
Corp.:
5.36%, 8/23/06 2                               5,714,000            5,695,423
5.385%, 9/20/06 2                              3,000,000            2,977,563
5.39%, 9/1/06 2                               10,000,000            9,954,017
-------------------------------------------------------------------------------
Ormond Quay
Funding LLC:
5.32%, 8/10/06 2                               8,000,000            7,989,360
5.35%, 8/18/06 2                               7,000,000            6,982,315
-------------------------------------------------------------------------------
Perry Global Funding
LLC, Series A, 5.36%,
9/7/06 2                                      15,000,000           14,917,367
-------------------------------------------------------------------------------
Solitaire Funding LLC,
5.345%, 9/20/06 2                             15,105,000           14,992,972
-------------------------------------------------------------------------------
Victory Receivables
Corp.:
5.30%, 8/4/06 2                                4,500,000            4,498,013
5.30%, 8/11/06 2                              15,000,000           14,977,917
5.38%, 8/22/06 2                               2,800,000            2,791,213
                                                              -----------------
                                                                  230,874,720

-------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Mississippi Business
Finance Corp. Revenue
Bonds, Millsaps
Chevrolet-Pontiac-
Buick-GMC
Truck, Inc. Project,
Series 2004, 5.39%,
8/1/06 1                                       3,665,000            3,665,000
-------------------------------------------------------------------------------
CAPITAL MARKETS--7.6%
Banc of America
Securities LLC, 5.33%,
8/1/06 1                                      15,000,000           15,000,000


                         12 | OPPENHEIMER CASH RESERVES

                                               PRINCIPAL                VALUE
                                                  AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Bear Stearns Cos., Inc.:
5.28%, 8/18/06                           $     5,500,000      $     5,486,287
5.35%, 9/21/06                                10,000,000            9,924,208
5.36%, 9/11/06                                 8,000,000            7,951,164
5.37%, 9/28/06                                 5,000,000            4,956,742
-------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.:
5.384%, 4/6/07 1,3                            11,000,000           11,000,000
5.45%, 10/30/06 1,3                            2,000,000            2,000,000
-------------------------------------------------------------------------------
Lehman Brothers, Inc.,
5.50%, 8/1/06 1                                2,000,000            2,000,000
-------------------------------------------------------------------------------
Morgan Stanley,
5.28%, 8/10/06                                17,500,000           17,476,900
                                                              -----------------
                                                                   75,795,301

-------------------------------------------------------------------------------
CHEMICALS--0.8%
BASF AG, 5.32%,
8/23/06 2                                      8,500,000            8,472,366
-------------------------------------------------------------------------------
COMMERCIAL BANKS--2.7%
HSBC USA, Inc., 5.37%,
9/22/06                                       11,000,000           10,914,677
-------------------------------------------------------------------------------
Marshall & Ilsley
Corp.,
5.31%, 8/23/06                                 9,000,000            8,970,795
-------------------------------------------------------------------------------
National City Credit
Corp., 5.11%, 8/3/06                           7,500,000            7,497,871
                                                              -----------------
                                                                   27,383,343

-------------------------------------------------------------------------------
COMMERCIAL FINANCE--2.5%
Countrywide Financial
Corp., 5.37%, 8/28/06                         25,000,000           24,899,313
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.5%
General Electric
Capital
Corp., 5.29%, 8/15/06                          6,700,000            6,686,217
-------------------------------------------------------------------------------
Greenwich Capital
Holdings, Inc., 5.525%,
2/15/07 1                                      8,000,000            8,000,000
-------------------------------------------------------------------------------
HSBC Finance Corp.,
5.305%, 9/21/06                               10,000,000            9,924,846
                                                              -----------------
                                                                   24,611,063

                                               PRINCIPAL                VALUE
                                                  AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
AL Incentives Finance
Authority Special
Obligation Bonds,
Series 1999-C, 5.40%,
8/3/06 1                                 $     5,615,000      $     5,615,000
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Ross Sinclaire Real
Estate Trust, 5.50%,
8/1/06 1                                       2,705,000            2,705,000
-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Columbus, GA
Development
Authority Revenue
Bonds, ECLA
Family Partnership LLP
Project, Series 2004,
5.45%, 8/1/06 1                                3,100,000            3,100,000
-------------------------------------------------------------------------------
INSURANCE--3.8%
ING America
Insurance
Holdings, Inc.:
5.27%, 9/8/06                                  5,000,000            4,972,186
5.385%, 10/16/06                              10,000,000            9,891,278
-------------------------------------------------------------------------------
Jackson National Life
Global Funding,
Series 2004-6, 5.439%,
8/15/06 1,3                                    5,000,000            5,000,000
-------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5, 5.429%,
8/1/06 1,3                                     8,600,000            8,600,000
-------------------------------------------------------------------------------
Prudential Insurance
Co. of America,
5.376%, 2/1/07 1,3                            10,000,000           10,000,000
                                                              -----------------
                                                                   38,463,464

-------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
CAS Realty, Inc., Series
2004, 5.55%, 8/1/06 1                          6,525,000            6,525,000
-------------------------------------------------------------------------------
PHARMACEUTICALS--1.0%
Sanofi-Aventis, 5.09%,
8/2/06 2                                      10,000,000            9,998,588
-------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--10.4%
Blue Spice LLC, 5.32%,
8/21/06 2                                     11,500,000           11,466,011


                         13 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                               PRINCIPAL                VALUE
                                                  AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
Cooperative Assn.
of Tractor Dealers,
Inc., Series B:
5.39%, 9/8/06                            $     4,000,000      $     3,977,242
5.42%, 9/19/06                                 3,080,000            3,057,278
-------------------------------------------------------------------------------
K2 (USA) LLC:
5.14%, 11/27/06                                3,000,000            2,949,457
5.39%, 9/25/06                                 8,000,000            7,934,122
-------------------------------------------------------------------------------
LINKS Finance LLC,
5.32%, 8/11/06                                10,000,000            9,985,194
-------------------------------------------------------------------------------
Parkland (USA) LLC,
5.336%, 12/12/06 1,4                           5,000,000            4,999,818
-------------------------------------------------------------------------------
Premier Asset
Collateralized Entity
LLC 1:
5.37%, 9/6/06 2                                7,000,000            6,962,410
5.38%, 10/25/06 2                             11,700,000           11,551,378
-------------------------------------------------------------------------------
RACERS Trust, Series
2004-6-MM, 5.42%,
8/22/06 1                                      2,500,000            2,500,000
-------------------------------------------------------------------------------
Sigma Finance, Inc.,
5.31%, 8/25/06                                14,600,000           14,548,305
-------------------------------------------------------------------------------
Union Hamilton
Special Purpose
Funding LLC,
5.49%, 9/28/06 1,4                            10,000,000           10,000,000
-------------------------------------------------------------------------------
WIND Master
Trust Nts.:
5.385%, 9/25/06 1,3                            7,000,000            7,000,000
5.385%, 8/25/06 1,3                            7,500,000            7,500,000
                                                              -----------------
                                                                  104,431,215
                                                              -----------------

Total Short-Term Notes
(Cost $566,539,373)                                               566,539,373

-------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,001,501,956)                              100.2%       1,001,501,956
-------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                     (0.2)          (2,445,146)
                                         --------------------------------------
NET ASSETS                                         100.0%     $   999,056,810
                                         ======================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $323,719,688, or 32.40% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. The aggregate value of illiquid securities as of July 31, 2006 was $51,100,000, which represents 5.11% of the Fund's net assets. See Note 4 of accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $14,999,818 or 1.50% of the Fund's net assets as of July 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         14 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,001,501,956)--see accompanying statement of investments         $ 1,001,501,956
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                 1,816,736
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                  10,070,474
Interest                                                                                             1,542,790
Other                                                                                                   96,631
                                                                                               ----------------
Total assets                                                                                     1,015,028,587

---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                              14,558,360
Dividends                                                                                              946,364
Transfer and shareholder servicing agent fees                                                          234,526
Distribution and service plan fees                                                                     121,123
Shareholder communications                                                                              81,002
Trustees' compensation                                                                                   4,177
Other                                                                                                   26,225
                                                                                               ----------------
Total liabilities                                                                                   15,971,777

---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $   999,056,810
                                                                                               ================

---------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                     $       999,001
---------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                         998,036,618
---------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                       12,599
---------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                             8,592
                                                                                               ----------------
NET ASSETS                                                                                     $   999,056,810
                                                                                               ================


                         15 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $445,570,423 and 445,573,993 shares of beneficial interest outstanding)                     $  1.00
-------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $149,571,013 and 149,525,419 shares of beneficial interest outstanding)                     $  1.00
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $169,106,027 and 169,093,376 shares of beneficial interest outstanding)                     $  1.00
-------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $234,809,347
and 234,808,178 shares of beneficial interest outstanding)                                     $  1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         16 | OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
Interest                                                                                       $    39,352,032
---------------------------------------------------------------------------------------------------------------
Other income                                                                                            61,130
                                                                                               ----------------
Total investment income                                                                             39,413,162

---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
Management fees                                                                                      4,120,612
---------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                781,649
Class B                                                                                                977,248
Class C                                                                                                945,922
Class N                                                                                              1,101,102
---------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                              1,539,121
Class B                                                                                                383,799
Class C                                                                                                515,488
Class N                                                                                                795,781
---------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                141,502
Class B                                                                                                 25,060
Class C                                                                                                 21,966
Class N                                                                                                  9,776
---------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                   6,986
---------------------------------------------------------------------------------------------------------------
Administration service fees                                                                              1,500
---------------------------------------------------------------------------------------------------------------
Other                                                                                                  191,362
                                                                                               ----------------
Total expenses                                                                                      11,558,874
Less waivers and reimbursements of expenses                                                         (1,546,420)
                                                                                               ----------------
Net expenses                                                                                        10,012,454

---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                               29,400,708

---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                                         8,592

---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $    29,409,300
                                                                                               ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         17 | OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                      2006              2005
------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------
Net investment income                                         $    29,400,708   $    11,232,092
------------------------------------------------------------------------------------------------
Net realized gain                                                       8,592            22,723
                                                              ----------------------------------
Net increase in net assets resulting from operations               29,409,300        11,254,815

------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                           (14,063,245)       (5,828,563)
Class B                                                            (4,190,546)       (1,999,924)
Class C                                                            (4,082,163)       (1,298,115)
Class N                                                            (7,087,474)       (2,108,662)

------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                            28,400,739        31,773,338
Class B                                                             3,441,264       (72,933,285)
Class C                                                            50,697,865         9,324,398
Class N                                                            14,069,319       163,430,756

------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------
Total increase                                                     96,595,059       131,614,758
------------------------------------------------------------------------------------------------
Beginning of period                                               902,461,751       770,846,993
                                                              ----------------------------------
End of period (including accumulated net investment income
of $12,599 and $12,490, respectively)                         $   999,056,810   $   902,461,751
                                                              ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         18 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED JULY 31,                           2006             2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .03 1            .01 1             -- 2            .01              .01
Net realized gain                                          --               --               -- 2             -- 2             -- 2
                                                  ---------------------------------------------------------------------------------
Total from investment operations                          .03              .01               -- 2            .01              .01
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.03)            (.01)              -- 2           (.01)            (.01)
Distributions from net realized gain                       --               --               --               -- 2             -- 2
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.03)            (.01)              -- 2           (.01)            (.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           3.55%            1.44%            0.17%            0.54%            1.31%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   445,571      $   417,176      $   385,393      $   465,843      $   439,893
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   403,664      $   399,517      $   405,288      $   451,634      $   405,285
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    3.48%            1.46%            0.17%            0.53%            1.30%
Total expenses                                           1.10%            1.13%            1.22%            1.16%            1.17%
Expenses after payments and waivers
and reduction to custodian expenses                      0.99%            1.01%            0.99%            1.00%            1.16%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         19 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B    YEAR ENDED JULY 31,                           2006             2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .03 1            .01 1             -- 2             -- 2            .01
Net realized gain                                          --               --               -- 2             -- 2             -- 2
                                                  ---------------------------------------------------------------------------------
Total from investment operations                          .03              .01               -- 2             -- 2            .01
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.03)            (.01)              -- 2             -- 2           (.01)
Distributions from net realized gain                       --               --               --               -- 2             -- 2
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.03)            (.01)              -- 2             -- 2           (.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           3.29%            1.20%            0.11%            0.27%            0.76%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   149,571      $   146,132      $   219,061      $   316,750      $   417,768
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   130,319      $   175,995      $   247,836      $   385,078      $   288,676
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    3.21%            1.14%            0.10%            0.27%            0.75%
Total expenses                                           1.55%            1.56%            1.34%            1.37%            1.71%
Expenses after payments and waivers
and reduction to custodian expenses                      1.23%            1.24%            1.04%            1.27%            1.70%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         20 | OPPENHEIMER CASH RESERVES

CLASS C    YEAR ENDED JULY 31,                           2006             2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .03 1            .01 1             -- 2             -- 2            .01
Net realized gain                                          --               --               -- 2             -- 2             -- 2
                                                  ---------------------------------------------------------------------------------
Total from investment operations                          .03              .01               -- 2             -- 2            .01
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.03)            (.01)              -- 2             -- 2           (.01)
Distributions from net realized gain                       --               --               --               -- 2             -- 2
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.03)            (.01)              -- 2             -- 2           (.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           3.24%            1.16%            0.10%            0.25%            0.76%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   169,106      $   118,410      $   109,083      $   106,650      $   123,120
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   126,260      $   107,761      $    97,058      $   113,569      $    85,893
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    3.23%            1.20%            0.10%            0.24%            0.80%
Total expenses                                           1.67%            1.65%            1.39%            1.41%            1.71%
Expenses after payments and waivers
and reduction to custodian expenses                      1.28%            1.29%            1.05%            1.28%            1.70%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         21 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N    YEAR ENDED JULY 31,                           2006             2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .03 1            .01 1             -- 2             -- 2            .01
Net realized gain                                          --               --               -- 2             -- 2             -- 2
                                                  ---------------------------------------------------------------------------------
Total from investment operations                          .03              .01               -- 2             -- 2            .01
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.03)            (.01)              -- 2             -- 2           (.01)
Distributions from net realized gain                       --               --               --               -- 2             -- 2
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.03)            (.01)              -- 2             -- 2           (.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           3.26%            1.15%            0.10%            0.43%            1.08%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   234,809      $   220,744      $    57,309      $    52,350      $    42,761
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   221,369      $   143,516      $    55,961      $    49,145      $    21,014
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    3.20%            1.47%            0.10%            0.41%            0.68%
Total expenses                                           1.35%            1.40%            1.39%            1.24%            1.47%
Expenses after payments and waivers
and reduction to custodian expenses                      1.26%            1.28%            1.06%            1.11%            1.46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         22 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

        UNDISTRIBUTED NET        UNDISTRIBUTED          ACCUMULATED LOSS
        INVESTMENT INCOME       LONG-TERM GAIN          CARRYFORWARD 1,2
        ----------------------------------------------------------------
        $973,095                           $--                       $--

1. During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended July 31, 2005, the Fund did not utilize any capital loss carryforward.


                         23 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                  REDUCTION TO              REDUCTION TO
                                   ACCUMULATED           ACCUMULATED NET
        REDUCTION TO            NET INVESTMENT             REALIZED GAIN
        PAID-IN CAPITAL                   LOSS            ON INVESTMENTS
        ----------------------------------------------------------------
        $106                           $22,829                   $22,723

The tax character of distributions paid during the years ended July 31, 2006 and July 31, 2005 was as follows:

                                            YEAR ENDED        YEAR ENDED
                                         JULY 31, 2006     JULY 31, 2005
        ----------------------------------------------------------------
        Distributions paid from:
        Ordinary income                    $29,423,428       $11,235,264

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed


                         24 | OPPENHEIMER CASH RESERVES
trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of S0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          YEAR ENDED JULY 31, 2006             YEAR ENDED JULY 31, 2005
                                         SHARES             AMOUNT            SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
CLASS A
Sold                                408,488,912      $ 408,488,912       409,371,264      $ 409,371,264
Dividends and/or distributions
reinvested                           13,224,569         13,224,569         5,184,512          5,184,512
Acquisition--Note 7                          --                 --        94,028,608         94,028,608
Redeemed                           (393,315,111)      (393,312,742)     (476,811,046)      (476,811,046)
                                   ----------------------------------------------------------------------
Net increase                         28,398,370      $  28,400,739        31,773,338      $  31,773,338
                                   ======================================================================

---------------------------------------------------------------------------------------------------------
CLASS B
Sold                                154,984,556      $ 154,984,556       154,661,475      $ 154,661,475
Dividends and/or distributions
reinvested                            3,781,340          3,781,340         1,682,217          1,682,217
Acquisition--Note 7                          --                 --        11,780,832         11,780,832
Redeemed                           (155,326,716)      (155,324,632)     (241,057,809)      (241,057,809)
                                   ----------------------------------------------------------------------
Net increase (decrease)               3,439,180      $   3,441,264       (72,933,285)     $ (72,933,285)
                                   ======================================================================


                         25 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                          YEAR ENDED JULY 31, 2006             YEAR ENDED JULY 31, 2005
                                         SHARES             AMOUNT            SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
CLASS C
Sold                                199,817,601      $ 199,817,601       150,494,330      $ 150,494,330
Dividends and/or distributions
reinvested                            3,772,209          3,772,209         1,118,180          1,118,180
Acquisition--Note 7                          --                 --        33,119,088         33,119,088
Redeemed                           (152,891,627)      (152,891,945)     (175,407,200)      (175,407,200)
                                   ----------------------------------------------------------------------
Net increase                         50,698,183      $  50,697,865         9,324,398      $   9,324,398
                                   ======================================================================

---------------------------------------------------------------------------------------------------------
CLASS N
Sold                                205,500,022      $ 205,500,022       122,306,924      $ 122,306,924
Dividends and/or distributions
reinvested                            6,986,302          6,986,302         1,889,815          1,889,815
Acquisition--Note 7                          --                 --       216,713,190        216,713,190
Redeemed                           (198,417,011)      (198,417,005)     (177,479,173)      (177,479,173)
                                   ----------------------------------------------------------------------
Net increase                         14,069,313      $  14,069,319       163,430,756      $ 163,430,756
                                   ======================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

              FEE SCHEDULE
              ----------------------------------------------------
              Up to $250 million of net assets             0.500%
              Next $250 million of net assets              0.475
              Next $250 million of net assets              0.450
              Next $250 million of net assets              0.425
              Over $1 billion of net assets                0.400

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2006, the Fund paid $2,969,550 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions


                         26 | OPPENHEIMER CASH RESERVES
periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B shares and Class C shares and for Class N shares, the Fund pays the Distributor an annual service fees of 0.25% and an annual asset-based sales charge of 0.25%. Effective January 1, 2003, the Fund decreased the asset-based sales charge on Class B and Class C shares to 0.50% of average daily net assets per annum. The Distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2006 for Class N shares was $6,142,992. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Contingent deferred sales charges (CDSC) do not represent an expense of the Fund. They are deducted from the proceeds of redemptions of Fund shares prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                        CLASS A         CLASS B         CLASS C         CLASS N
                     CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                       DEFERRED        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2006            $8,907        $235,416         $46,418        $255,272

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective December 6, 2002, the Manager has agreed to limit the Fund's management fee to 0.40% of the Fund's average net assets for each class of shares. As a result of this limitation the Fund was reimbursed $595,322 for the year ended July 31, 2006. This expense limitation can be amended or terminated at any time without advance notice.

      OppenheimerFunds Distributor, Inc. (OFDI) has voluntarily agreed to reduce Class B and Class C Distribution and/or Service (12b-1) Fees it is entitled to receive by 0.25% of the average annual net assets for each respective class of shares. During the year ended July 31, 2006, OFDI waived $325,749 and $315,307 for Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.


                         27 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES  Continued

Prior to April 28, 2003, OFS had voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. Effective April 28, 2003, transfer agent fees for all classes are limited to the lesser of 0.35% of average daily net assets or to an amount necessary to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. During the year ended July 31, 2006, OFS waived $175,396, $2,715, $86,665 and $45,266 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of July 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                         28 | OPPENHEIMER CASH RESERVES

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
7. ACQUISITION OF OPPENHEIMER CAPITAL PRESERVATION FUND

On February 11, 2005, the Fund acquired all of the net assets of Oppenheimer Capital Preservation Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Capital Preservation Fund shareholders on February 4, 2005. The Fund issued (at an exchange ratio of 9.998070 for Class A, 9.995744 for Class B, 9.996812 for Class C and 9.999209 for Class N of the Fund to one share of Oppenheimer Capital Preservation Fund), 94,028,608; 11,780,832; 33,119,088 and 216,713,190 shares of beneficial interest for Class A, Class B, Class C and Class N, respectively, valued at $94,028,608, $11,780,832, $33,119,088 and $216,713,190 in exchange for the net assets, resulting in combined Class A net assets of $432,051,460, Class B net assets of $157,185,707, Class C net assets of $115,652,349 and Class N net assets of $278,664,281 on February 11, 2005. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                         29 | OPPENHEIMER CASH RESERVES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CASH RESERVES:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Cash Reserves, including the statement of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Cash Reserves as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
September 14, 2006


                         30 | OPPENHEIMER CASH RESERVES

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                         31 | OPPENHEIMER CASH RESERVES

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         32 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE     PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE        HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                         THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                            CENTENNIAL, COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR
                                    UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,               Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board               Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
of Trustees (since 2003),           and The El Paso Mortgage Company (since 1993); Chairman of the following private
Trustee (since 2000)                companies: Ambassador Media Corporation (since 1984) and Broadway Ventures
Age: 69                             (since 1984); Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (since
                                    1991) and The Lynde and Harry Bradley Foundation, Inc. (non-profit organization)
                                    (since 2002); former Chairman of the following: Transland Financial Services,
                                    Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance
                                    (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency)
                                    (1995-2000); former Director of the following: UNUMProvident (insurance company)
                                    (1991-2004), Storage Technology Corporation (computer equipment company)
                                    (1991-2003) and International Family Entertainment (television channel)
                                    (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                     Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1993)                equity funds) (until February 2001); Chairman, President and Chief Executive
Age: 75                             Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G.
                                    Edwards & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust
                                    Company (investment adviser) (until 2000); Vice Chairman and Director of A.G.
                                    Edwards, Inc. (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc.
                                    (until March 1999); Chairman of A.G. Edwards Trust Company (until March 1999)
                                    and A.G.E. Asset Management (investment adviser) (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                    Assistant Secretary and Director of Centennial Asset Management Corporation
Trustee (since 1998)                (December 1991-April 1999); President, Treasurer and Director of Centennial
Age: 69                             Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director
                                    of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the
                                    Manager (September 1987-April 1999). Oversees 38 portfolios in the
                                    OppenheimerFunds complex.

EDWARD L. CAMERON,                  Member of The Life Guard of Mount Vernon (George Washington historical site)
Trustee (since 2000)                (since June 2000); Director of Genetic ID, Inc. (biotech company) (March
Age: 68                             2001-May 2002); Partner at PricewaterhouseCoopers LLP (accounting firm) (July
                                    1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management
                                    Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                      Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)                Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 64                             Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                    Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996) and
                                    President and Chief Executive Officer (until October 1995) of the Manager;
                                    President, Chief Executive Officer and Director of the following:


                         33 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL, Continued            Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager),
                                    Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until
                                    October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                       Director of Colorado Uplift (charitable organization) (since September 1984).
Trustee (since 1996)                Mr. Freedman held several positions with the Manager and with subsidiary or
Age: 65                             affiliated companies of the Manager (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,                Trustee of Monterey Institute for International Studies (educational
Trustee (since 2002)                organization) (since February 2000); Board Member of Middlebury College
Age: 59                             (educational organization) (since December 2005); Director of The California
                                    Endowment (philanthropic organization) (since April 2002); Director (February
                                    2002-2005) and Chairman of Trustees (since 2006) of the Community Hospital of
                                    Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006)
                                    of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the
                                    investment committees of The Rockefeller Foundation (since 2001) and The
                                    University of Michigan (since 2000); Advisor at Credit Suisse First Boston's
                                    Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004);
                                    Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the
                                    OppenheimerFunds complex.

ROBERT J. MALONE,                   Director of Jones International University (educational organization) (since
Trustee (since 2002)                August 2005); Chairman, Chief Executive Officer and Director of Steele Street
Age: 62                             State Bank (commercial banking) (since August 2003); Director of Colorado UpLIFT
                                    (charitable organization) (since 1986); Trustee of the Gallagher Family
                                    Foundation (non-profit organization) (since 2000); Former Chairman of U.S.
                                    Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank)
                                    (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July
                                    2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-
                                    February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,           Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)                (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 64                             company) (since 1996); Trustee (since 1987) and Chairman (1994-2005) of the
                                    Investment Committee of the Worcester Polytech Institute (private university);
                                    President and Treasurer of the SIS Funds (private charitable fund) (since
                                    January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank)
                                    (commercial bank) (January 1999-July 1999); and Executive Vice President of
                                    Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July
                                    1999). Oversees 40 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                  THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
AND OFFICER                         11TH FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                    INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS
                                    AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH
                                    OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                    OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.


                         34 | OPPENHEIMER CASH RESERVES

JOHN V. MURPHY,                     Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and              (since September 2000) of the Manager; President and director or trustee of
Principal Executive Officer         other Oppenheimer funds; President and Director of OAC and of Oppenheimer
(since 2001)                        Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
Age: 57                             July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                    Manager) (since November 2001); Chairman and Director of Shareholder Services,
                                    Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds
                                    Legacy Program (charitable trust program established by the Manager) (since July
                                    2001); Director of the following investment advisory subsidiaries of the
                                    Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                    Corporation, Trinity Investment Management Corporation and Tremont Capital
                                    Management, Inc. (since November 2001), HarbourView Asset Management Corporation
                                    and OFI Private Investments, Inc. (since July 2001); President (since November
                                    2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                                    Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's
                                    parent company) (since February 1997); Director of DLB Acquisition Corporation
                                    (holding company parent of Babson Capital Management LLC) (since June 1995);
                                    Member of the Investment Company Institute's Board of Governors (since October
                                    3, 2003); Chief Operating Officer of the Manager (September 2000-June 2001);
                                    President and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                    (open-end investment companies) (November 1999-November 2001); Director of C.M.
                                    Life Insurance Company (September 1999-August 2000); President, Chief Executive
                                    Officer and Director of MML Bay State Life Insurance Company (September
                                    1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                    (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).
                                    Oversees 91 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                   THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR. ZACK,
THE FUND                            TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008,
                                    FOR MS. WOLF AND MESSRS. VANDEHEY, WEISS AND WIXTED, 6803 S. TUCSON WAY,
                                    CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR
                                    UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CAROL E. WOLF,                      Senior Vice President of the Manager (since June 2000) and of HarbourView Asset
Vice President and Portfolio        Management Corporation (since June 2003); an officer of 6 portfolios in the
Manager (since 1998)                OppenheimerFunds complex. Formerly Vice President of OppenheimerFunds, Inc.
Age: 54                             (June 1990-June 2000).

BARRY D. WEISS,                     Vice President of the Manager (since July 2001) and of HarbourView Asset
Vice President and Portfolio        Management Corporation (since June 2003); an officer of 6 portfolios in the
Manager (since 2001)                OppenheimerFunds complex. Formerly Assistant Vice President and Senior Credit
Age: 42                             Analyst of the Manager (February 2000-June 2001). Prior to joining the Manager in February 2000, he was Associate Director, Structured Finance, Fitch IBCA Inc.
                                    (April 1998-February 2000).

MARK S. VANDEHEY,                   Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief            2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer                  Management Corporation and Shareholder Services, Inc. (since June 1983); Vice
(since 2004)                        President and Director of Internal Audit of the Manager (1997-February 2004). An
Age: 56                             officer of 91 portfolios in the OppenheimerFunds complex.


                         35 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                    Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and Principal             of the following: HarbourView Asset Management Corporation, Shareholder
Financial and Accounting            Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset
Officer (since 1999)                Management Corporation, and Oppenheimer Partnership Holdings, Inc. (since March
Age: 46                             1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                                    International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional
                                    Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy
                                    Program (since June 2003); Treasurer and Chief Financial Officer of OFI Trust
                                    Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                    Treasurer of the following: OAC (since March 1999), Centennial Asset Management
                                    Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                    2000-June 2003); Principal and Chief Operating Officer of Bankers Trust
                                    Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 91 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                     Executive Vice President (since January 2004) and General Counsel (since March
Vice President and Secretary        2002) of the Manager; General Counsel and Director of the Distributor (since
(since 2001)                        December 2001); General Counsel of Centennial Asset Management Corporation
Age: 58                             (since December 2001); Senior Vice President and General Counsel of HarbourView
                                    Asset Management Corporation (since December 2001); Secretary and General
                                    Counsel of OAC (since November 2001); Assistant Secretary (since September 1997)
                                    and Director (since November 2001) of OppenheimerFunds International Ltd. and
                                    OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                    Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                                    Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                    Inc. (since December 2001); Senior Vice President, General Counsel and Director
                                    of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                    Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                    President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                    November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                    2003); Senior Vice President (May 1985- December 2003), Acting General Counsel
                                    (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                    2001) of the Manager; Assistant Secretary of the following: Shareholder
                                    Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc.
                                    (November 1989-November 2001), and OppenheimerFunds International Ltd.
                                    (September 1997-November 2001). An officer of 91 portfolios in the
                                    OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                         36 | OPPENHEIMER CASH RESERVES

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $21,000 in fiscal 2006 and $20,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $2,050 in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $2,000 in fiscal 2005 to the registrant.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed $1,448 in fiscal 2006 and no such fees in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed $2,625 in fiscal 2006 and no such fees for fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $4,073 in fiscal 2006 and $4,050 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)

      No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 09/14/2006